Other Current Assets (Details) - Schedule of Other Current Assets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Other Current Assets [Abstract]
Government institutions	$ 88	$ 27
Deposits at the Chamber of Commerce	14	49
Deferred expenses (See note 7H)	39
Deferred cost of revenues (See note 7H)	85
Prepaid expenses	87	118
Other	23	31
Other current assets, total	$ 336	$ 225